Commitments, Contingencies and Guarantees - Narrative (Details)	12 Months Ended
Nov. 30, 2021 USD ($)
Loss Contingencies [Line Items]
Fair value of derivative contracts meeting the definition of a guarantee	$ 353,100,000
Standby letters of credit
Loss Contingencies [Line Items]
Letters of credit	$ 6,700,000
Debt instrument, term	1 year
Jefferies Finance
Loss Contingencies [Line Items]
Line of credit commitment to associated companies, funded portion	$ 0
Line of credit facility commitment of Jefferies	250,000,000
Berkadia
Loss Contingencies [Line Items]
Surety policy issued	$ 1,500,000,000
Reimbursement of losses incurred, maximum percentage	50.00%
Aggregate amount of commercial paper outstanding	$ 1,470,000,000
HomeFed
Loss Contingencies [Line Items]
Aggregate amount of infrastructure improvement bonds outstanding	77,100,000
Jefferies Capital Partners LLC and Its Private Equity Funds
Loss Contingencies [Line Items]
Equity commitments	10,700,000
Other various investments
Loss Contingencies [Line Items]
Equity commitments	222,000,000
Third parties with strategic partnerships
Loss Contingencies [Line Items]
Equity commitments	100,000,000
Clients
Loss Contingencies [Line Items]
Loan commitments outstanding	$ 85,000,000